UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Municipal Income Trust

1/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 156.3%
Airport & Port Revenue – 6.1%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$325,000	$220,788
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	62,364
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	675,000	412,627
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, FSA, 5.75%, 2022	3,000,000	2,927,819
Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016	3,125,000	3,168,218
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA, 5.75%, 2022	7,000,000	6,086,779

		$12,878,595

General Obligations - Schools – 1.3%
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031	$555,000	$149,738
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034	415,000	91,739
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036	555,000	108,135
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	1,945,000	886,083
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	1,915,000	736,853
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027	955,000	341,946
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029	965,000	298,956
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030	595,000	144,215

		$2,757,665

Healthcare Revenue - Hospitals – 49.4%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$600,000	$398,465
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	500,000	533,959
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	2,000,000	2,319,139
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	1,905,000	1,027,766
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	1,055,000	543,071
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	1,000,000	1,159,569
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	500,000	523,924
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	1,500,000	1,048,859
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev., “A” (Baptist Health Systems, Inc.), 5%, 2030	2,260,000	1,339,704
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, ETM, 7.75%, 2010 (c)	310,000	324,942
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	550,000	330,336
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	1,210,000	1,129,934
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.25%, 2048	1,080,000	928,260
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	205,000	120,058
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	50,404
California Valley Health Systems, COP, 6.875%, 2023 (d)	595,000	368,900
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	125,000	110,848

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	955,000	741,624
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	325,000	260,709
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	105,000	84,227
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital), 6.75%, 2021	1,625,000	1,425,158
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	860,000	714,617
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	275,000	159,140
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026	40,000	28,112
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.6%, 2011 (c)	1,000,000	1,132,960
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	675,000	778,734
Crittenden County, AR, Hospital Rev., 7%, 2010 (c)	1,030,000	1,122,226
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	1,330,000	1,136,738
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	715,000	578,049
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	1,310,000	1,093,889
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	1,275,000	754,099
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	250,000	185,930
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	295,000	212,332
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	170,000	111,768
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	755,000	454,487
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	755,000	830,417
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	725,000	624,116
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	610,000	651,376
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	400,000	246,000
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	2,220,000	1,612,364
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	3,025,000	3,387,274
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	965,000	821,128
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	1,000,000	780,850
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,000,000	691,660
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	225,000	199,422
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	660,000	405,161
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	440,000	325,802
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	475,000	349,386
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	1,965,000	2,155,743
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,010,234

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	1,725,000	1,702,868
Lauderdale County & Florence, AL, Health Care Authority Rev. (Coffee Health Group), MBIA, 5.625%, 2021	3,000,000	2,797,170
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,525,000	1,083,101
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,040,000	1,006,398
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	110,000	74,423
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	110,000	72,034
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	935,000	1,107,339
Madison County, ID, Hospital Rev., COP, 5.25%, 2026	220,000	157,544
Madison County, ID, Hospital Rev., COP, 5.25%, 2037	310,000	201,268
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	380,000	324,725
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,070,000	803,816
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital), 6.5%, 2010 (c)	1,500,000	1,626,090
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	285,000	214,289
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,900,000	1,540,919
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	500,000	461,515
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,400,000	1,068,760
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire Health), “B”, 6.375%, 2034	640,000	456,269
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	640,000	437,952
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	280,000	181,269
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	810,000	508,883
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	995,000	722,440
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	1,020,000	639,101
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	65,000	51,697
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	225,000	154,161
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,135,000	749,951
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	435,000	365,009
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.625%, 2010	265,000	269,945
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	260,000	262,587
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	440,000	503,184
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	265,000	275,510

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	880,000	1,027,902
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	120,000	86,898
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	1,010,000	722,049
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	3,000,000	2,566,980
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	100,000	75,686
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	440,000	277,807
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.25%, 2024	450,000	306,482
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	560,000	351,596
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	475,000	343,658
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,395,000	884,556
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	650,000	592,943
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	1,665,000	1,285,180
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,500,000	1,553,895
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	590,000	403,283
Philadelphia, PA, Hospitals & Higher Educational Facilities Rev. (Temple University), “A”, 6.625%, 2023	765,000	647,695
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,560,000	1,776,341
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	505,000	588,663
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,595,000	1,617,729
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014	955,000	894,988
Salida, CO, Hospital District Rev., 5.25%, 2036	1,675,000	927,883
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), INFLOS, ETM, AMBAC, 11.598%, 2020 (c)(p)	600,000	600,024
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	625,000	723,563
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	315,000	363,318
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	185,000	213,377
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	375,000	434,138
Skagit County, WA, Public Hospital District No. 001, 5.375%, 2022	1,455,000	1,024,305
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	165,000	107,199
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	560,000	483,543
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	835,000	711,996
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	670,000	559,316
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	60,000	48,994
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	870,000	647,176

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligations Group), 5.25%, 2036	1,085,000	705,510
Steubenville, OH, Hospital Authority Rev. (Trinity Health Center), 6.5%, 2010 (c)	1,300,000	1,421,355
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,115,000	657,493
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	3,085,000	2,659,702
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	700,000	595,840
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	1,000,000	795,560
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	1,250,000	1,091,038
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	985,000	645,983
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	810,000	524,111
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	600,000	498,276
Valley, AL, Special Care Facilities, Financing Authority Rev. (Lanier Memorial Hospital), 5.6%, 2016	600,000	523,326
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.75%, 2042	220,000	139,669
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	1,035,000	652,102
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	1,500,000	1,741,875
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	1,400,000	1,020,292
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	1,115,000	878,698
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	1,000,000	1,134,990
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	195,000	174,829
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	170,000	141,806
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,002,988
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	905,000	668,324
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	1,500,000	1,548,615
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	1,000,000	848,280
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,135,000	682,612
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	745,000	497,422
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	565,000	491,324
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	750,000	624,038

		$104,359,308

Healthcare Revenue - Long Term Care – 15.4%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$345,000	$249,683
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	750,000	953,258
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 4%, 2036	3,490,000	2,225,189
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	430,000	305,511
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	290,000	191,241

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	170,000	114,522
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	225,000	139,003
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	280,000	323,394
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	150,000	112,721
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	575,000	481,051
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	755,000	454,502
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	395,000	238,833
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,000,000	720,880
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2010 (c)	1,830,000	2,058,164
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2025	1,170,000	1,161,798
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	720,000	870,192
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	280,000	338,408
Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian), 7.125%, 2011 (c)	1,000,000	1,140,140
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	330,000	222,866
Fulton County, GA, Residential Care Facilities, (Lenbrook Project), “A”, 5.125%, 2042	1,750,000	938,245
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2027	1,000,000	645,490
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	215,000	126,089
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	500,000	437,345
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	590,000	388,255
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	540,000	317,903
Illinois Finance Authority Rev. (Clare at Water Tower), “A”, 6%, 2025	490,000	304,839
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	1,000,000	581,300
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	1,270,000	774,357
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	490,000	308,808
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	520,000	322,390
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012	210,000	197,104
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities), “A”, 5.55%, 2041	230,000	140,263
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	1,105,000	1,326,796
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	800,000	529,656
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	895,000	689,624
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.4%, 2027	585,000	366,023
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	940,000	541,139
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	420,000	261,773
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)(f)	500,000	589,580
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	1,270,000	870,001
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	340,000	195,694
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	85,000	46,854
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	1,765,000	1,464,297

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	1,195,000	835,401
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	162,365
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	510,000	318,005
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	530,000	336,508
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	715,000	419,305
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	1,000,000	733,750
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	125,000	90,995
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	110,000	75,919
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	320,000	183,382
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	490,000	313,017
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	105,000	64,954
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	245,000	153,027
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	820,000	601,987
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	515,000	349,644
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	470,000	287,997
South Carolina Jobs & Economic Development Authority Rev., (Lutheran Homes of South Carolina), 5.5%, 2028	130,000	85,085
South Carolina Jobs & Economic Development Authority Rev., (Lutheran Homes of South Carolina), 5.625%, 2042	150,000	92,082
Sterling, IL (Hoosier Care), 7.125%, 2034	680,000	493,245
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	500,000	318,855
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	460,000	327,778
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	1,075,000	687,828
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2027	215,000	136,665
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2038	1,120,000	644,549
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 6%, 2037	340,000	210,967

		$32,588,491

Human Services – 3.2%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027	$210,000	$131,418
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036	325,000	190,583
Colorado Educational & Cultural Facilities Authority (Cerebral Palsy Project), “A”, 6.25%, 2036	500,000	330,810
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	1,660,000	1,464,651
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	500,000	374,560
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	375,000	278,115
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	1,100,000	781,220

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Human Services – continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	115,000	113,546
New York, NY, Industrial Development Agency, Civic Facility Rev. (A Very Special Place), “A”, 5.75%, 2029	1,000,000	664,170
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 2017	1,030,000	876,468
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.75%, 2011	285,000	284,535
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	926,080
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	259,000	237,588

		$6,653,744

Industrial Revenue - Airlines – 6.9%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$660,000	$261,023
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	2,390,000	1,012,069
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	1,425,000	625,490
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,735,000	1,894,429
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	925,000	481,204
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), “E”, 6.75%, 2029	1,810,000	1,194,329
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7.5%, 2024	850,000	651,840
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,300,000	816,244
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,106,850
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	6,625,000	4,824,590
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	2,540,000	1,775,663

		$14,643,731

Industrial Revenue - Chemicals – 0.8%
Louisiana, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	$1,000,000	$690,800
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,920,000	1,066,157

		$1,756,957

Industrial Revenue - Environmental Services – 3.5%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$1,000,000	$914,440
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	1,000,000	956,290
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	220,000	134,147
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	750,000	659,070
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.), 6.85%, 2029 (a)	850,000	858,364
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	440,000	292,758
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,656,165
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	440,000	375,074
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	1,000,000	926,300

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – continued
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	885,000	559,842

		$7,332,450

Industrial Revenue - Other – 4.8%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC Project), 7.5%, 2018 (d)	$835,000	$83,500
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	440,000	351,793
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	100,000	83,203
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	620,000	409,609
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	1,750,000	1,079,855
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,000,000	710,000
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	430,000	338,556
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	700,000	665,812
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	620,000	409,491
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (a)(n)	1,270,000	1,138,047
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	580,000	519,738
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	2,000,000	1,463,540
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	3,255,000	2,608,427
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	385,000	273,912

		$10,135,483

Industrial Revenue - Paper – 3.0%
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa Packaging), “A”, 6.55%, 2025	$1,000,000	$596,940
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	155,000	80,082
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	2,150,000	1,125,289
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	500,000	562,765
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	850,000	552,390
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	500,000	302,645
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	525,000	261,718
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024 (d)	3,335,000	433,550
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	2,000,000	1,602,660
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.2%, 2027 (d)	880,000	114,400
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	640,000	395,994
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019 (d)	1,870,000	182,325

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – continued
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	700,000	68,250

		$6,279,008

Miscellaneous Revenue - Entertainment & Tourism – 0.6%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$800,000	$676,912
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	420,000	63,000
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	515,000	347,079
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	275,000	170,429

		$1,257,420

Miscellaneous Revenue - Other – 3.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	$600,000	$662,310
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2024	220,000	163,799
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	775,000	432,737
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Cleveland City), “B”, 4.5%, 2030	870,000	517,502
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	175,000	120,556
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035	225,000	133,679
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 2035 (a)	830,000	643,416
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	907,345
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	1,830,000	1,755,574
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	530,000	380,365
Riversouth, OH, Authority Rev. (Lazarus Building) “A”, 5.75%, 2027	1,125,000	876,184
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	275,000	268,626
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	180,000	123,692
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	155,000	106,890
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	915,000	605,556
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “B”, 4.8%, 2035	265,000	149,844
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	90,000	61,125

		$7,909,200

Multi-Family Housing Revenue – 4.0%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$210,000	$175,172
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	390,000	320,385
Charter Mac Equity Issuer Trust, FHLMC, 7.1%, 2009 (a)(n)	1,000,000	1,003,080
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	2,000,000	1,784,000
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (a)	435,000	396,585
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	500,380
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	1,095,000	809,085
MuniMae TE Bond Subsidiary LLC, 6.875%, 2009 (a)(z)	2,000,000	1,740,700
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	1,000,000	836,700
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	445,000	368,100

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	670,000	614,330

		$8,548,517

Sales & Excise Tax Revenue – 0.3%
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	$340,000	$263,221
Utah Transit Authority Sales Tax Rev., “A”, MBIA, 0%, 2028	950,000	281,352

		$544,573

Single Family Housing - Local – 1.7%
Corpus Christi, TX, Housing Finance Authority Rev., “B”, 0%, 2011	$1,135,000	$639,153
Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., MBIA, 0%, 2016	1,570,000	715,308
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.3%, 2032	395,000	392,835
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	165,000	172,095
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.75%, 2030	225,000	224,843
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	50,000	35,067
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	235,000	235,089
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	270,000	270,986
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	105,000	107,956
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	135,000	136,446
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	460,000	459,959
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	170,000	170,512

		$3,560,249

Single Family Housing - State – 1.3%
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	$125,000	$122,015
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	130,000	137,036
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	55,000	57,579
Colorado Housing & Finance Authority Rev., “D-2”, 6.9%, 2029	275,000	291,000
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	200,000	198,050
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	110,000	111,183
Nebraska Investment Finance Authority Single Family Mortgage Rev., 0%, 2015	2,200,000	1,226,764
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	55,000	54,347
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	740,000	634,076

		$2,832,050

Solid Waste Revenue – 1.3%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$490,000	$476,182
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	2,850,000	2,326,370

		$2,802,552

State & Agency - Other – 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$200,000	$164,400
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	900,000	690,588

		$854,988

Student Loan Revenue – 0.8%
Access to Loans for Learning, CA Student Loan Rev., 7.95%, 2030	$650,000	$564,798

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – continued
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	1,240,000	1,162,946

		$1,727,744

Tax - Other – 0.4%
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	$475,000	$354,246
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	500,000	467,250

		$821,496

Tax Assessment – 8.1%
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016	$450,000	$342,198
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	620,000	344,013
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	225,000	179,093
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	815,000	511,877
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	470,000	285,361
Baltimore, MD, Special Obligation, “A”, 7%, 2038	715,000	577,005
Belmont Community Development District, FL, Capital Improvement Rev., “B”, 5.125%, 2014 (d)	970,000	438,741
Capital Region Community Development District Rev., FL, “A”, 7%, 2039	465,000	325,584
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	235,000	183,396
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011	475,000	356,060
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	305,000	179,578
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	320,000	212,243
East Homestead Community Development District, FL, Special Assessment, “B”, 5%, 2011	155,000	125,180
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	215,000	129,877
Fishhawk Community Development District, FL, 5.125%, 2009	345,000	267,144
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	170,000	94,309
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	995,000	722,718
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	590,000	365,835
Homestead 50 Community Development District, FL, “A”, 6%, 2037	680,000	402,288
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	310,000	261,088
Katy, TX, Development Authority Rev., “B”, 6%, 2018	925,000	743,182
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	170,000	150,557
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	570,000	341,983
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	110,000	62,108
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	420,000	295,823
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	380,000	218,595
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	1,140,000	681,595
Main Street Community Development District, FL, “A”, 6.8%, 2038	565,000	359,555
Main Street Community Development District, FL, “B”, 6.9%, 2017	420,000	315,584
Middle Village Community Development District, FL, Special Assessment, “B”, 5%, 2009	95,000	93,858
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	650,000	360,432
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	440,000	179,238
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	405,000	313,454

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	145,000	111,325
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	235,000	148,943
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	240,000	143,369
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	240,000	193,157
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	1,000,000	523,710
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	170,000	134,305
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	350,000	216,941
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	350,000	213,427
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	315,000	279,018
Parker Road Community Development District, FL, “A”, 5.6%, 2038	340,000	177,619
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	1,030,000	845,373
Paseo Community Development District, FL, “B”, 4.875%, 2010	400,000	256,000
Preserve at Wilderness Lake, FL, Community Development District, Capital Improvement, “B”, 5%, 2009	20,000	19,807
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	245,000	121,042
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013 (d)	870,000	304,500
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	195,000	183,569
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	800,000	545,912
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	1,070,000	653,674
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	785,000	421,883
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039	210,000	109,998
Watergrass Community Development District, FL, “A”, 5.375%, 2039	420,000	221,789
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	765,000	580,972
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	340,000	204,323

		$17,030,208

Tobacco – 9.0%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$3,365,000	$3,106,669
Buckeye, OH, Tobacco Settlement Financing Authority, 6%, 2042	220,000	131,952
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	6,065,000	3,864,315
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	1,905,000	1,090,327
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	1,420,000	892,612
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County, “A”, 0% to 2010, 5.65% to 2041	485,000	229,735
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	1,610,000	1,176,089
District of Columbia, Tobacco Settlement Rev., 6.25%, 2024	990,000	828,491
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	1,000,000	1,235,370
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	3,270,000	190,805
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	1,635,000	1,000,277
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	1,435,000	1,095,307
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,125,000	666,529
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	765,000	837,254
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	15,000	18,385
Rhode Island Tobacco Settlement Financing Corp., “A”, 0%, 2052	7,295,000	69,084

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo- Santa Clara), “A”, 0%, 2036	2,115,000	129,967
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo- Santa Clara), “A”, 0%, 2041	1,560,000	58,750
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2011 (c)	1,125,000	1,184,681
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	1,075,000	1,180,909
Washington Tobacco Settlement Authority, 6.5%, 2026	145,000	128,190

		$19,115,698

Toll Roads – 1.6%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$2,790,000	$2,640,875
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, MBIA, 0%, 2027	4,115,000	800,326

		$3,441,201

Transportation - Special Tax – 1.7%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$2,900,000	$3,650,955
Universities - Colleges – 13.4%
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	$370,000	$232,811
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	420,000	246,611
Harrisburg, PA, Harrisburg University of Science, “A”, 5.4%, 2016	210,000	197,058
Houston, TX, Community College Systems, MBIA, 7.875%, 2025	2,500,000	2,775,300
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	400,000	334,132
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	795,000	561,262
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	1,165,000	789,369
Louisiana State University (Health Sciences Center Project), MBIA, 6.375%, 2031	2,500,000	2,573,300
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2038 (u)	20,000,000	20,149,200
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	535,000	541,217

		$28,400,260

Universities - Dormitories – 0.1%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$380,000	$227,122

Universities - Secondary Schools – 2.6%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$530,000	$601,852
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	1,000,000	1,176,880
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	770,000	523,469
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	430,000	257,269
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	945,000	524,456
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	140,000	82,414
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	150,000	102,401
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	1,000,000	877,370
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.75%, 2031	490,000	364,393
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	500,000	331,070
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	285,000	183,204

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Secondary Schools – continued
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	795,000	549,941

		$5,574,719

Utilities - Cogeneration – 0.8%
Alaska Industrial Development Export Authority, Power Rev., Upper Lynn Canal Regional Power, 5.8%, 2018	$830,000	$696,453
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	350,000	276,987
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	1,000,000	697,690

		$1,671,130

Utilities - Investor Owned – 7.6%
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), “A”, 5.375%, 2019	$500,000	$416,875
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	2,205,000	1,471,044
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (a)	85,000	56,623
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	835,000	335,770
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), 5.95%, 2028	2,270,000	1,859,652
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	2,195,000	2,037,245
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	2,105,000	1,727,616
Matagorda County, TX (CenterPoint Energy), 5.6%, 2027	1,500,000	1,192,740
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	1,655,000	1,137,018
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	800,000	800,416
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), 6%, 2021	1,000,000	840,730
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), MBIA, 4.45%, 2020	760,000	698,501
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	340,000	174,461
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	610,000	406,955
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2015	1,500,000	1,379,790
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2016	1,000,000	882,720
Yuma County, AZ, Industrial Development Authority (Far West Water & Sewer, Inc.), 6.375%, 2037	735,000	553,499

		$15,971,655

Utilities - Municipal Owned – 1.0%
North Carolina Municipal Power Agency, Catawba Electric Rev., “B”, 6.5%, 2020	$2,000,000	$2,050,000

Utilities - Other – 1.5%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5%, 2022	$500,000	$404,845
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	285,000	218,008
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	1,900,000	1,214,499
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	510,000	388,620
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	80,000	60,080
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	905,000	653,346
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	450,000	311,018
		$3,250,416

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Total Investments	$330,627,585

Other Assets, Less Liabilities – (2.5)%	(5,380,018)

Preferred shares (issued by the fund) – (53.8)%	(113,750,000)

Net assets applicable to common shares – 100.0%	$211,497,567

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,962,373, representing 2.3% of net assets applicable to common shares.

(p)	Primary inverse floater.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, 6.875%, 2009	5/18/99	$2,000,000	$1,740,700
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	1,000,000	836,700

Total Restricted Securities			$2,577,400
% of Net Assets applicable to common shares			1.2%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
SIFMA	Securities Industry and Financial Markets Association

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
XLCA	XL Capital Insurance Co.

Inverse Floaters
INFLOS	Inverse Floating Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Income Trust

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$330,627,585	$—	$330,627,585
Other Financial Instruments	$(530,533)	$(1,149,720)	$—	$(1,680,253)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$394,546,774

Gross unrealized appreciation	$7,834,017
Gross unrealized depreciation	(81,753,206)

Net unrealized appreciation (depreciation)	$(73,919,189)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 1/31/09

Futures contracts outstanding at 1/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Short)	71	$8,709,703	Mar-09	$(374,108)
U.S. Treasury Bond 30 yr (Short)	68	8,615,813	Mar-09	(156,425)

				$(530,533)

Swap Agreements at 1/31/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
2/16/24	USD	22,000,000	Citibank	7-Day SIFMA	3.666% (fixed rate)	$(1,149,720)

At January 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2009

*	Print name and title of each signing officer under his or her signature.